Note 6. Other Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Derivative Assets, Current	$ 0.2	$ 11.8
Prepaid Expense, Current	$ 1.8	$ 2.0